Basis of preparation and significant accounting policies - Summary of movements in right-of-use assets and lease liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Summary of Movements in Right of Use Assets and Lease Liabilities [Line Items]
Ending balance	$ 16,624
Payments	7,619
Interest expense	1,561
Lease liabilities [member]
Summary of Movements in Right of Use Assets and Lease Liabilities [Line Items]
Beginning balance	(12,103)
Additions	(10,351)
Payments	7,619
Interest expense	(1,932)
Ending balance	(16,767)
Right-of-use assets [member]
Summary of Movements in Right of Use Assets and Lease Liabilities [Line Items]
Beginning balance	12,103
Additions	10,351
Depreciation	(5,830)
Ending balance	16,624
Right-of-use assets [member] | Buildings [member]
Summary of Movements in Right of Use Assets and Lease Liabilities [Line Items]
Beginning balance	1,843
Additions	873
Depreciation	(656)
Ending balance	2,060
Right-of-use assets [member] | Machinery [member]
Summary of Movements in Right of Use Assets and Lease Liabilities [Line Items]
Beginning balance	10,260
Additions	9,478
Depreciation	(5,174)
Ending balance	$ 14,564